Leases (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	May 31, 2017 USD ($) m²	May 31, 2017 ILS (₪) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases [Line Items]
Leases term	10 years	10 years
Extension options term	5 years	5 years	5 years
Lease of offices area (in Square Meters)	1,600	1,600
Monthly lease fees	$ 30	₪ 110	$ 5,799	$ 3,486	$ 3,575
Motor Vehicles [Member]
Leases [Line Items]
Leases term			12 months
Bottom of range [Member]
Leases [Line Items]
Leases term			3 years
Bottom of range [Member] | Buildings [Member]
Leases [Line Items]
Leases term			2 years
Bottom of range [Member] | Motor Vehicles [Member]
Leases [Line Items]
Leases term			3 years
Top of range [Member]
Leases [Line Items]
Leases term			10 years
Top of range [Member] | Buildings [Member]
Leases [Line Items]
Leases term			10 years
Top of range [Member] | Motor Vehicles [Member]
Leases [Line Items]
Leases term			4 years